Condensed Financial Information of The Parent Company (Details) - Schedule of condensed financial information - Parent [Member] - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
ASSETS
Cash and cash equivalents	$ 17,673
Prepayments, deposits and other current assets	8,828,142
Investment in subsidiaries	13,340,885	10,857,182
Total assets	22,186,700	10,857,182
Total liabilities
SHAREHOLDERS’ EQUITY
Common stock, $0.0001 par value, 500,000,000 shares authorized, 14,006,250 and 10,250,000 shares issued and outstanding as of September 30, 2022 and 2021	1,401	1,013
Additional paid-in capital	23,256,219	10,856,169
Retained earnings	(1,070,920)
Accumulated other comprehensive loss
Total equity of the Company’s shareholders	22,186,700	10,857,182
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	22,186,700	10,857,182
General and administrative expenses	(1,070,920)
Total operating expenses	(1,070,920)
Net loss	(1,070,920)
Foreign currency translation adjustment, net of nil tax	(1,070,920)
Total comprehensive loss	(1,070,920)
Cash Flows from Operating Activities:
Net loss	(1,070,920)
Changes in operating assets and liabilities:
Prepaid expenses and other receivables	(556,141)
Net cash used in operating activities	(1,627,061)
Cash Flows from Investing Activities:
Long-term investment	(4,078,601)
Net cash used in investing activities	(4,078,601)
Cash Flows from Financing Activities:
Proceeds received from stock issuance	12,409,022
Payments to related parties	(6,685,687)
Net cash provided by financing activities	5,723,335
Effect of changes in currency exchange rates
Net (decrease) increase in cash and cash equivalents	17,673
Cash, cash equivalents and restricted cash at the beginning of year
Cash and cash equivalents and restricted cash at the end of year	$ 17,673